Prepayment for the Software, Equipment and Product Development (Details) - USD ($)			6 Months Ended	12 Months Ended
	Jul. 31, 2024	Mar. 28, 2023	Jun. 30, 2024	Dec. 31, 2023	Jan. 31, 2024	Apr. 01, 2023
Prepayment for the Software, Equipment and Product Development [Line Items]
Total value						$ 750,000
Payment of software development project			$ 140,000	$ 150,000
Prepayment amount				550,000
Remaining amount paid			550,000		$ 100,000
Wisdom [Member]
Prepayment for the Software, Equipment and Product Development [Line Items]
Remaining amount paid				100,000
Prepaid amount			$ 200,000
Pebila [Member]
Prepayment for the Software, Equipment and Product Development [Line Items]
Research and development total value		$ 1,000,000
Total value				290,000
Software Development [Member]
Prepayment for the Software, Equipment and Product Development [Line Items]
Payment of software development project				$ 140,000
Subsequent Event [Member]
Prepayment for the Software, Equipment and Product Development [Line Items]
Payment of software development project	$ 140,000